Accounts receivable, net	12 Months Ended
Mar. 31, 2013
Accounts receivable, net [Abstract]
Accounts receivable, net
3	Accounts receivable, net

(a)	Accounts receivable consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Accounts receivable	385,792	372,919	60,045
Less: Allowance for doubtful accounts	(52,544)	(50,473)	(8,127)
Total accounts receivable, net	333,248	322,446	51,918

Representing:

Current portion:
- processing fees	49,731	49,092	7,904
- storage fees	28,404	23,357	3,761
- others	877	627	101
	79,012	73,076	11,766
Non-current portion:
- processing fees	254,236	249,370	40,152
Total accounts receivable, net	333,248	322,446	51,918

Non-current gross accounts receivable as of March 31, 2013 are due for payment as follows:

	March 31, 2013
	RMB	US$
Fiscal years ending March 31,
2015	34,311	5,525
2016	33,999	5,474
2017	33,063	5,324
2018	25,964	4,181
2019 and thereafter	158,394	25,503
	285,731	46,007

(b)	An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Balance at beginning of year	17,197	39,956	52,544	8,461
Charged to provisions for doubtful accounts	25,018	12,588	7,468	1,202
Write-off charged against the allowance for the year	(2,259)	-	(9,539)	(1,536)
Balance at end of year	39,956	52,544	50,473	8,127

The Group continuously monitors the recoverability of the accounts receivable, the credit quality of such receivables, the effectiveness and the efficiency of its collection efforts. During the year ended March 31, 2011, the Group sold RMB11,998 of its accounts receivable to a third party for a consideration of RMB10,006, satisfied in cash. Pursuant to the agreement, the receivables were transferred without recourse. The sale of the receivables was accounted for under ASC 860, Transfers and Servicing. Under that guidance, receivables were considered sold since they were legally isolated from the Company and its creditors even in the event of bankruptcy or other receivership, the purchaser has the unconstrained right to pledge or exchange the receivables, and the Company has surrendered control over the transferred receivables.

During the year ended March 31, 2013, the Group wrote-off accounts receivable of RMB9,539 (US$1,536), which were aged over three years since there was sufficient evidence available to prove the debtor's inability to make payments.